Schedule II Valuation Accounts	12 Months Ended
Dec. 31, 2021
Valuation And Qualifying Accounts [Abstract]
Schedule II Valuation Accounts

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

Valuation Accounts

Years ended December 31, 2021, 2020 and 2019

(All currency expressed in United States dollars in thousands)

		Additions
	Balance at	Charged to		Balance at
	Beginning of	Expense		End of
	Year	(Recovery)	Deductions	Year
December 31, 2019
Accounts receivable, allowance for doubtful accounts	$5,729	$2,096	$(1,526)	$6,299
Net investment in finance leases, allowance for credit losses	$—	$—	$—	$—
Container leaseback financing receivable, allowance for credit losses	$—	$—	$—	$—
December 31, 2020
Accounts receivable, allowance for doubtful accounts	$6,299	$(3,149)	$(487)	$2,663
Net investment in finance leases, allowance for credit losses (1)	$636	$697	$—	$1,333
Container leaseback financing receivable, allowance for credit losses (1)	$256	$168	$—	$424
December 31, 2021
Accounts receivable, allowance for doubtful accounts	$2,663	$(674)	$(699)	$1,290
Net investment in finance leases, allowance for credit losses	$1,333	$(590)	$—	$743
Container leaseback financing receivable, allowance for credit losses	$424	$(311)	$—	$113

(1)	Balance at beginning of the year was due to impact of adopting Accounting Standards Update No. 2016-13, Financial Instruments – Credit Losses on January 1, 2020.